Expense Example - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 60%	Nov. 29, 2023 USD ($)
Fidelity Advisor Asset Manager 60% - Class A
Expense Example:
1 year	$ 671
3 years	875
5 years	1,096
10 years	1,729
Fidelity Advisor Asset Manager 60% - Class C
Expense Example:
1 year	279
3 years	554
5 years	954
10 years	1,873
Fidelity Advisor Asset Manager 60% - Class M
Expense Example:
1 year	472
3 years	730
5 years	1,007
10 years	1,797
Fidelity Advisor Asset Manager 60% - Class I
Expense Example:
1 year	77
3 years	240
5 years	417
10 years	930
Fidelity Advisor Asset Manager 60% - Class Z
Expense Example:
1 year	63
3 years	199
5 years	346
10 years	$ 774